Segment Information - Reconciliation of Revenue from External Customers to Total Revenues (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of revenue from external customers to total revenues [Abstract]
Revenue from external customers	[1],[2]									$ 59,484.6	$ 56,976.9	$ 46,387.1
Net investment income										916.4	945.9	916.3
Net realized capital gains (losses)										(64.5)	80.4	(8.8)
Total revenue		$ 15,048.5	$ 14,953.0	$ 15,240.9	$ 15,094.1	$ 14,771.2	$ 14,727.8	$ 14,509.4	$ 13,994.8	60,336.5	58,003.2	$ 47,294.6
Long-lived assets, within the United States		$ 622.0				$ 666.0				$ 622.0	$ 666.0

[1]	All within the U.S., except approximately $1.3 billion, $1.2 billion and $886 million in 2015, 2014 and 2013, respectively, which were derived from foreign customers.
[2]	Revenue from the U.S. federal government was approximately $17.8 billion, $16.5 billion and $12.2 billion in 2015, 2014 and 2013, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2015, 2014 and 2013.